J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Intrepid America Fund

JPMorgan Intrepid Growth Fund

JPMorgan Intrepid Value Fund

(Class A, Class C, Class I, Class R2, Class R5 and Class R6 Shares)

(each, a series of JPMorgan Trust I)

(each, a “Fund” and collectively, the “Funds”)

Supplement dated November 13, 2018

to the Summary Prospectuses and Prospectuses dated November 1, 2018

Effective January 10, 2019, the portfolio manager information in the “Risk/Return Summary — Management” section for each Fund will be hereby deleted in its entirety and replaced with the following:

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Jason Alonzo	2005	Managing Director
Dennis Ruhl	2012	Managing Director

In addition, effective January 10, 2019, the “The Funds’ Management and Administration — The Portfolio Managers” section for the Funds will be hereby deleted in its entirety and replaced with the following:

Intrepid America Fund

Intrepid Growth Fund

Intrepid Value Fund

Each Fund’s portfolio management team utilizes a team-based approach and uses the models, insights and recommendations of the broader Behavioral Finance Team. The portfolio management team is led by Jason Alonzo and Dennis S. Ruhl. Mr. Alanzo is the lead portfolio manager for the Fund and is primarily responsible for portfolio construction. Mr. Alonzo, Managing Director of JPMIM, has been with JPMIM or its affiliates (or one of their predecessors) since 2000 and has been a member of the portfolio management team since 2003. Mr. Ruhl, Managing Director of JPMIM and a CFA charterholder, is the Chief Investment Officer of the U.S. Behavioral Finance Group. He has worked as a portfolio manager for JPMIM or its affiliates since 2001 and has been employed with the firm since 1999.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE

SUP-USEQ-1118

J.P. MORGAN U.S EQUITY FUNDS

JPMorgan Intrepid America Fund

JPMorgan Intrepid Growth Fund

JPMorgan Intrepid Value Fund

(Class A, Class C, Class I, Class R2, Class R5 and Class R6 Shares)

(each, a series of JPMorgan Trust I)

(each, a “Fund” and collectively, the “Funds”)

Supplement dated November 13, 2018

to the Statement of Additional Information dated November 1, 2018

Effective January 10, 2019, the information under the “Portfolio Managers — Portfolio Managers’ Other Accounts Managed” section with respect to the Funds will be hereby deleted in its entirety and replaced with the following:

Portfolio Managers’ Other Accounts Managed

The following table shows information regarding all of the other accounts for which advisory fees are not based on the performance of the accounts that are managed by each portfolio manager as of June 30, 2018:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
Intrepid America Fund
Jason Alonzo	5	$2,434,347	3	$137,515	4	$291,152
Dennis Ruhl	22	11,443,078	6	1,062,209	15	1,735,534

Intrepid Growth Fund
Jason Alonzo	5	5,316,164	3	137,515	4	291,152
Dennis Ruhl	22	14,324,896	6	1,062,209	15	1,735,534

Intrepid Value Fund
Jason Alonzo	5	5,387,689	3	137,515	4	291,152
Dennis Ruhl	22	14,396,421	6	1,062,209	15	1,735,534

The following table shows information on the other accounts managed by each portfolio manager that have advisory fees wholly or partly based on performance as of June 30, 2018:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
Intrepid America Fund
Jason Alonzo	0	$0	0	$0	0	$0
Dennis Ruhl	0	0	0	0	0	0

Intrepid Growth Fund
Jason Alonzo	0	0	0	0	0	0
Dennis Ruhl	0	0	0	0	0	0

Intrepid Value Fund
Jason Alonzo	0	0	0	0	0	0
Dennis Ruhl	0	0	0	0	0	0

SUP-SAI-USEQ-1118

Effective January 10, 2019, the information under the “Portfolio Managers — Portfolio Managers’ Ownership of Securities” section with respect to the Funds will be hereby deleted in its entirety and replaced with the following:

Portfolio Managers’ Ownership of Securities

The following table indicates for each Fund the dollar range of shares beneficially owned by each portfolio manager, as of June 30, 2018:

Dollar Range of Securities in the Fund
	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Intrepid America Fund
Jason Alonzo					X
Dennis Ruhl						X

Intrepid Growth Fund
Jason Alonzo					X
Dennis Ruhl							X

Intrepid Value Fund
Jason Alonzo					X
Dennis Ruhl						X

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

J.P. MORGAN U.S EQUITY FUNDS

JPMorgan Intrepid Value Fund

(Class T Shares)

(a series of JPMorgan Trust I)

Supplement dated November 13, 2018

to the Prospectus dated November 1, 2018

Effective January 10, 2019, the portfolio manager information in the “Risk/Return Summary — Management” section will be hereby deleted in its entirety and replaced by the following:

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Jason Alonzo	2005	Managing Director
Dennis Ruhl	2012	Managing Director

In addition, effective January 10, 2019, the “The Funds’ Management and Administration — The Portfolio Managers — Intrepid Value Fund” will be hereby deleted in its entirety and replaced with the following:

Intrepid Value Fund

The Fund’s portfolio management team utilizes a team-based approach and uses the models, insights and recommendations of the broader Behavioral Finance Team. The portfolio management team is led by Jason Alonzo and Dennis S. Ruhl. Mr. Alanzo is the lead portfolio manager for the Fund and is primarily responsible for portfolio construction. Mr. Alonzo, Managing Director of JPMIM, has been with JPMIM or its affiliates (or one of their predecessors) since 2000 and has been a member of the portfolio management team since 2003. Mr. Ruhl, Managing Director of JPMIM and a CFA charterholder, is the Chief Investment Officer of the U.S. Behavioral Finance Group. He has worked as a portfolio manager for JPMIM or its affiliates since 2001 and has been employed with the firm since 1999.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-INTPV-1118

J.P. MORGAN U.S EQUITY FUNDS

JPMorgan Intrepid Value Fund

(Class T Shares)

(A series of JPMorgan Trust I)

Supplement dated November 13, 2018

to the Statement of Additional Information dated November 1, 2018

Effective January 10, 2019, the information under the “Portfolio Managers — Portfolio Managers’ Other Accounts Managed” section with respect to the JPMorgan Intrepid Value Fund (the “Fund”) will be hereby deleted in its entirety and replaced with the following:

Portfolio Managers’ Other Accounts Managed

The following table shows information regarding all of the other accounts for which advisory fees are not based on the performance of the accounts that are managed by each portfolio manager as of June 30, 2018:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
Intrepid Value Fund
Jason Alonzo	5	$5,387,689	3	$137,515	4	$291,152
Dennis Ruhl	22	14,396,421	6	1,062,209	15	1,735,534

The following table shows information on the other accounts managed by each portfolio manager that have advisory fees wholly or partly based on performance as of June 30, 2018:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
Intrepid Value Fund
Jason Alonzo	0	$0	0	$0	0	$0
Dennis Ruhl	0	0	0	0	0	0

Effective January 10, 2019, the information under the “Portfolio Managers — Portfolio Managers’ Ownership of Securities” section with respect to the Fund will be hereby deleted in its entirety and replaced with the following:

Portfolio Managers’ Ownership of Securities

The following table indicates for each Fund the dollar range of shares beneficially owned by each portfolio manager, as of June 30, 2018:

Dollar Range of Securities in the Fund
	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Intrepid Value Fund
Jason Alonzo					X
Dennis Ruhl						X

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

SUP-SAI-INTPV-1118